Consolidated Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.36%
Australia–24.10%
Aeris Resources Ltd.(a)	7,000,000	$1,133,062
Alkane Resources Ltd.(a)	10,680,000	9,092,769
Auteco Minerals Ltd.(a)	16,500,000	1,335,280
Bellevue Gold Ltd.(a)	22,733,252	16,654,573
Chalice Mining Ltd.(a)	13,001,692	69,768,144
De Grey Mining Ltd.(a)	61,707,305	57,476,474
Evolution Mining Ltd.	27,078,806	83,438,431
Gold Road Resources Ltd.	24,943,275	24,314,639
Jervois Mining Ltd.(a)	1,650,000	588,947
Legend Mining Ltd.(a)	39,150,245	2,521,094
Lynas Rare Earths Ltd.(a)	2,820,000	15,392,207
Musgrave Minerals Ltd.(a)	20,000,000	4,567,410
Newcrest Mining Ltd.	500,000	9,747,090
Nickel Mines Ltd.	22,881,112	18,563,076
Northern Star Resources Ltd.	13,908,895	104,730,853
OceanaGold Corp.(a)	11,120,300	21,659,449
Pantoro Ltd.(a)	24,458,979	3,772,712
Perseus Mining Ltd.(a)	10,610,000	13,112,352
Predictive Discovery Ltd.(a)	19,973,029	2,206,775
Ramelius Resources Ltd.	25,268,612	31,735,762
Red 5 Ltd.(a)	38,348,043	5,530,832
Rumble Resources Ltd.(a)	13,410,000	4,864,766
Silver Lake Resources Ltd.(a)	18,931,900	21,420,113
SolGold PLC(a)	19,800,000	7,547,886
Westgold Resources Ltd.(a)(b)	21,604,853	27,807,776
		558,982,472
Burkina Faso–1.82%
Endeavour Mining PLC	1,775,122	42,272,262
Canada–51.59%
Adventus Mining Corp.(a)	3,147,475	2,396,683
Agnico Eagle Mines Ltd.	1,366,595	88,391,365
Alamos Gold, Inc., Class A	3,071,108	24,937,397
Alexco Resource Corp.(a)	4,830,905	10,724,609
Americas Gold & Silver Corp.(a)	4,789,400	6,526,114
Anaconda Mining, Inc.(a)	1,420,000	921,930
Arizona Metals Corp.(a)	1,820,000	7,133,536
Artemis Gold, Inc.(a)	4,034,889	20,213,254
Ascot Resources Ltd.(a)	6,154,053	6,017,910
Aya Gold & Silver, Inc.(a)	736,733	6,070,548
B2Gold Corp.	9,792,000	41,028,480
Barrick Gold Corp.(c)	4,081,499	88,854,234
Calibre Mining Corp., Class C(a)	6,602,717	7,991,426
Canada Nickel Co., Inc.(a)	760,000	2,052,902
Canada Silver Cobalt Works, Inc.(a)	500,000	144,277
Centerra Gold, Inc.	520,000	4,180,507
Dundee Precious Metals, Inc.	2,620,000	15,855,242
Equinox Gold Corp.(a)	4,147,278	28,865,055
Fiore Gold Ltd.(a)	3,277,482	2,942,273
Franco-Nevada Corp.	71,000	11,353,610
Freegold Ventures Ltd.(a)	3,700,000	1,927,701
Fury Gold Mines Ltd.(a)	3,100,000	3,074,580
Galway Metals, Inc.(a)	6,593,625	3,858,085
Shares		Value
Canada–(continued)
Gran Colombia Gold Corp.	1,070,000	$4,073,822
Great Bear Resources Ltd.(a)	2,073,515	24,780,465
IAMGOLD Corp.(a)	5,589,000	15,313,860
Integra Resources Corp.(a)	494,579	1,411,271
Ivanhoe Mines Ltd., Class A(a)	6,705,346	49,768,759
K92 Mining, Inc.(a)	7,623,030	54,991,400
Karora Resources, Inc.(a)(b)	7,947,777	24,335,130
Karora Resources, Inc., Wts., expiring 09/21/2021(a)	2,500,000	681,308
Kinross Gold Corp.	5,135,925	33,691,668
Kirkland Lake Gold Ltd.	2,061,233	88,142,658
Liberty Gold Corp.(a)	12,868,000	13,305,322
Lion One Metals Ltd.(a)	7,535,842	7,610,741
Lion One Metals Ltd., Wts., expiring 08/18/2021	109,710	0
Lion One Metals Ltd., Wts., expiring 08/21/2021(a)	715,515	1
Lundin Gold, Inc.(a)	4,368,815	39,605,080
MAG Silver Corp.(a)	73,522	1,461,617
Marathon Gold Corp.(a)	1,810,000	4,787,592
Maverix Metals, Inc.	1,458,100	6,977,282
McEwen Mining, Inc.(a)	6,449,800	7,739,760
Minera Alamos, Inc.(a)	12,658,743	6,493,744
New Found Gold Corp.(a)(d)	870,000	7,029,176
New Gold, Inc.(a)	7,625,500	12,505,820
Novagold Resources, Inc.(a)	310,000	2,424,200
Novo Resources Corp.(a)	1,210,000	2,133,697
Orla Mining Ltd.(a)	1,740,000	7,336,005
Osino Resources Corp.(a)(b)	7,911,551	8,117,013
Osino Resources Corp.	160,000	41,513
Osisko Gold Royalties Ltd.	2,285,339	31,172,024
Pan American Silver Corp.	986,000	27,677,020
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	1,909,083
Pretium Resources, Inc.(a)	1,220,000	11,372,716
Pure Gold Mining, Inc.(a)(b)	22,184,712	23,294,303
Rupert Resources Ltd.(a)	2,887,867	13,448,627
Sandstorm Gold Ltd.(a)	3,999,055	31,432,572
Sierra Metals, Inc.(a)	4,060,618	11,293,960
SilverCrest Metals, Inc.(a)	3,016,667	26,114,142
Skeena Resources Ltd.(a)	1,599,336	21,100,570
Solaris Resources, Inc.(a)	831,200	9,827,028
Sombrero Resources, Inc.(e)	3,028,200	1,438,395
SSR Mining, Inc.	1,985,333	32,281,515
Tier One Silver, Inc.(a)	25,175	25,713
Torex Gold Resources, Inc.(a)	2,060,000	23,165,919
Triple Flag Precious Metals Corp.(a)	30,000	353,238
Tudor Gold Corp.(a)	2,169,068	3,842,289
Victoria Gold Corp.(a)	853,000	12,853,799
Wallbridge Mining Co. Ltd.(a)	18,814,800	8,746,861
Wesdome Gold Mines Ltd.(a)	5,125,800	51,849,628
Wheaton Precious Metals Corp.	882,035	40,705,915
Yamana Gold, Inc.	550,000	2,469,500
		1,196,595,439

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Shares		Value
China–1.51%
Zhaojin Mining Industry Co. Ltd., H Shares	19,870,000	$19,477,041
Zijin Mining Group Co. Ltd., H Shares	10,900,000	15,551,310
		35,028,351
Mongolia–0.61%
Turquoise Hill Resources Ltd.(a)	841,343	14,050,428
South Africa–6.05%
Gold Fields Ltd., ADR	10,082,241	99,007,607
Harmony Gold Mining Co. Ltd., ADR	600,000	2,460,000
Sibanye Stillwater Ltd., ADR	2,232,587	38,757,710
		140,225,317
Tanzania–4.48%
AngloGold Ashanti Ltd., ADR(c)	5,185,100	103,961,255
Turkey–1.13%
Eldorado Gold Corp.(a)	2,801,502	26,138,014
United States–9.07%
Argonaut Gold, Inc.(a)	3,330,769	8,970,330
Coeur Mining, Inc.(a)	1,610,000	12,139,400
Danimer Scientific, Inc.(a)	123,000	2,051,640
Freeport-McMoRan, Inc.	1,000	38,100
Gatos Silver, Inc.(a)	420,476	5,735,293
Hecla Mining Co.	830,000	5,552,700
MP Materials Corp.(a)	544,000	20,465,280
Newmont Corp.	1,940,614	121,909,371
Piedmont Lithium, Inc.(a)	20,000	1,101,200
Royal Gold, Inc.	267,000	32,445,840
		210,409,154
Shares		Value
Zambia–0.00%
First Quantum Minerals Ltd.	2,000	$42,834
Total Common Stocks & Other Equity Interests (Cost $1,621,123,692)		2,327,705,526
Money Market Funds–0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(f)	910,247	910,247
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(b)(f)	767,355	767,662
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(f)	1,040,282	1,040,282
Total Money Market Funds (Cost $2,718,191)		2,718,191
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.48% (Cost $1,623,841,883)		2,330,423,717
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Private Government Fund, 0.02%(b)(f)(g)	76,610	76,610
Invesco Private Prime Fund, 0.12%(b)(f)(g)	178,686	178,758
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $255,368)		255,368
TOTAL INVESTMENTS IN SECURITIES—100.49% (Cost $1,624,097,251)		2,330,679,085
OTHER ASSETS LESS LIABILITIES–(0.49)%		(11,426,284)
NET ASSETS–100.00%		$2,319,252,801
Investment Abbreviations:
ADR	– American Depositary Receipt
Rts.	– Rights
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,863,720	$21,030,648	$(21,984,121)	$-	$-	$910,247	$229
Invesco Liquid Assets Portfolio, Institutional Class	1,326,952	15,021,891	(15,581,181)	-	-	767,662	74
Invesco Treasury Portfolio, Institutional Class	2,129,966	24,035,026	(25,124,710)	-	-	1,040,282	102
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,420,661	(5,344,051)	-	-	76,610	40*
Invesco Private Prime Fund	-	12,648,210	(12,469,452)	-	-	178,758	556*
Investments in Other Affiliates:
Karora Resources, Inc.	21,629,037	3,091,104	-	(385,011)	-	24,335,130	-
Osino Resources Corp.	7,981,388	-	-	135,625	-	8,117,013	-
Pure Gold Mining, Inc.	21,564,406	1,087,955	-	641,942	-	23,294,303	-
Westgold Resources Ltd.	35,381,358	315,897	-	(7,889,479)	-	27,807,776	-
Total	$91,876,827	$82,651,392	$(80,503,515)	$(7,496,923)	$-	$86,527,781	$1,001

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

(c)	All or a portion of the value pledged and/or designated as collateral to cover margin requirements for open options contracts.
(d)	All or a portion of this security was out on loan at July 31, 2021.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Agnico Eagle Mines Ltd.	Call	09/21/2021	2,000	USD	80.00	$ (253,986)	USD	16,000,000	$(30,000)	$ 223,986
Agnico Eagle Mines, Ltd.	Call	01/21/2022	2,000	USD	85.00	(214,928)	USD	17,000,000	(215,000)	(72)
Alamos Gold, Inc.	Call	12/21/2021	3,000	USD	10.00	(104,143)	USD	3,000,000	(112,500)	(8,357)
AngloGold Ashanti Ltd.	Call	01/21/2022	4,000	USD	32.00	(626,715)	USD	12,800,000	(90,000)	536,715
Barrick Gold Corp.	Call	12/21/2021	5,000	USD	27.00	(611,818)	USD	13,500,000	(217,500)	394,318
Coeur Mining, Inc.	Call	09/21/2021	2,000	USD	14.00	(98,002)	USD	2,800,000	(10,000)	88,002
Danimer Scientific, Inc.	Call	08/21/2021	700	USD	40.00	(110,837)	USD	2,800,000	(1,750)	109,087
Dundee Precious Metals, Inc.	Call	10/21/2021	2,000	CAD	11.00	(92,848)	CAD	2,200,000	(4,809)	88,039
Endeavour Mining Corp.	Call	10/21/2021	13,000	CAD	32.00	(1,608,342)	CAD	41,600,000	(1,094,101)	514,241
Franco-Nevada Corp.	Call	10/21/2021	700	USD	185.00	(102,873)	USD	12,950,000	(98,000)	4,873
Gatos Silver, Inc.	Call	08/21/2021	1,500	USD	17.50	(245,105)	USD	2,625,000	(22,500)	222,605
Gatos Silver, Inc.	Call	11/21/2021	2,000	USD	17.50	(243,927)	USD	3,500,000	(225,000)	18,927
Gold Fields, Ltd.	Call	10/21/2021	10,000	USD	13.00	(577,792)	USD	13,000,000	(100,000)	477,792
Harmony Gold Mining Co. Ltd.	Call	08/21/2021	5,000	USD	8.00	(249,166)	USD	4,000,000	(12,500)	236,666
Hecla Mining Co.	Call	12/21/2021	6,000	USD	9.00	(490,810)	USD	5,400,000	(189,000)	301,810
IAMGOLD Corp.	Call	12/21/2021	3,000	USD	4.00	(71,893)	USD	1,200,000	(30,000)	41,893
Ivanhoe Mines Ltd.	Call	12/21/2021	6,000	CAD	12.00	(179,043)	CAD	7,200,000	(132,254)	46,789
K92 Mining, Inc.	Call	12/21/2021	7,000	CAD	9.50	(340,974)	CAD	6,650,000	(406,781)	(65,807)
Kirkland Lake Gold Ltd.	Call	12/21/2021	4,000	CAD	55.00	(902,166)	CAD	22,000,000	(1,282,462)	(380,296)
MAG Silver Corp.	Call	11/21/2021	500	USD	30.00	(75,242)	USD	1,500,000	(18,750)	56,492
MP Materials Corp.	Call	09/21/2021	5,200	USD	50.00	(842,340)	USD	26,000,000	(416,000)	426,340
New Gold, Inc.	Call	11/21/2021	1,000	USD	3.00	(16,965)	USD	300,000	(5,000)	11,965
Newmont Corp.	Call	12/21/2021	4,500	USD	80.00	(931,970)	USD	36,000,000	(267,750)	664,220
Novagold Resources, Inc.	Call	01/21/2022	1,000	USD	10.00	(63,964)	USD	1,000,000	(32,500)	31,464
Pan American Silver Corp.	Call	10/21/2021	2,000	USD	44.00	(313,927)	USD	8,800,000	(34,000)	279,927
Piedmont Lithium, Inc.	Call	08/21/2021	160	USD	95.00	(48,314)	USD	1,520,000	(2,800)	45,514
Pretium Resources, Inc.	Call	01/21/2022	2,000	CAD	16.00	(172,829)	CAD	3,200,000	(64,123)	108,706
Sandstorm Gold, Ltd.	Call	09/21/2021	2,000	USD	9.00	(97,927)	USD	1,800,000	(25,000)	72,927
SilverCrest Metals, Inc.	Call	10/21/2021	1,000	CAD	14.00	(74,580)	CAD	1,400,000	(22,042)	52,538
Torex Gold Resources, Inc.	Call	10/21/2021	8,000	CAD	20.00	(630,836)	CAD	16,000,000	(57,711)	573,125
Turquoise Hill Resources Ltd.	Call	12/21/2021	8,000	USD	23.00	(903,626)	USD	18,400,000	(600,000)	303,626
Victoria Gold Corp.	Call	10/21/2021	8,000	CAD	20.00	(907,058)	CAD	16,000,000	(496,954)	410,104
Wesdome Gold Mines Ltd.	Call	01/21/2022	2,000	CAD	14.00	(113,281)	CAD	2,800,000	(96,185)	17,096
Wheaton Precious Metals Corp.	Call	09/21/2021	1,000	USD	55.00	(149,734)	USD	5,500,000	(29,000)	120,734
Subtotal – Equity Call Options Written						(12,467,961)			(6,441,972)	6,025,989
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Agnico Eagle Mines Ltd.	Put	09/21/2021	2,000	USD	55.00	$(240,632)	USD	11,000,000	$(70,000)	$170,632
Alamos Gold, Inc.	Put	12/21/2021	3,000	USD	7.50	(228,902)	USD	2,250,000	(172,500)	56,402
Anglogold Ashanti Ltd.	Put	01/21/2022	2,000	USD	17.00	(214,927)	USD	3,400,000	(185,000)	29,927
Barrick Gold Corp.	Put	12/21/2021	2,000	USD	19.00	(225,927)	USD	3,800,000	(146,000)	79,927
Centerra Gold, Inc.	Put	03/18/2022	2,000	CAD	8.00	(153,031)	CAD	1,600,000	(120,231)	32,800
Coeur Mining, Inc.	Put	09/21/2021	3,000	USD	8.00	(256,892)	USD	2,400,000	(285,000)	(28,108)
Danimer Scientific, Inc.	Put	08/21/2021	1,600	USD	30.00	(591,965)	USD	4,800,000	(2,144,000)	(1,552,035)
Dundee Precious Metals, Inc.	Put	10/21/2021	2,000	CAD	7.00	(77,469)	CAD	1,400,000	(48,092)	29,377
Eldorado Gold Corp.	Put	01/21/2022	1,000	USD	8.00	(63,964)	USD	800,000	(62,500)	1,464
Endeavour Mining Corp.	Put	10/21/2021	3,000	CAD	22.00	(202,169)	CAD	6,600,000	(90,173)	111,996
First Quantum Minerals Ltd.	Put	11/21/2021	2,000	CAD	21.50	(282,819)	CAD	4,300,000	(153,094)	129,725
Franco-Nevada Corp.	Put	10/21/2021	1,000	USD	120.00	(131,964)	USD	12,000,000	(55,000)	76,964
Freeport-McMoRan, Inc.	Put	09/21/2021	1,000	USD	30.00	(115,464)	USD	3,000,000	(31,000)	84,464
Freeport-McMoRan, Inc.	Put	11/21/2021	3,000	USD	27.00	(344,898)	USD	8,100,000	(163,500)	181,398
Gatos Silver, Inc.	Put	08/21/2021	200	USD	10.00	(11,450)	USD	200,000	(2,500)	8,950
Gatos Silver, Inc.	Put	11/21/2021	4,000	USD	12.50	(626,854)	USD	5,000,000	(650,000)	(23,146)
Gold Fields Ltd.	Put	10/21/2021	4,000	USD	9.00	(310,296)	USD	3,600,000	(180,000)	130,296
Harmony Gold Mining Co. Ltd.	Put	11/21/2021	4,000	USD	4.00	(251,736)	USD	1,600,000	(180,000)	71,736
Hecla Mining Co.	Put	12/21/2021	3,000	USD	7.00	(296,391)	USD	2,100,000	(331,500)	(35,109)
IAMGOLD Corp.	Put	12/21/2021	2,000	USD	3.00	(78,128)	USD	600,000	(110,000)	(31,872)
Ivanhoe Mines Ltd.	Put	12/21/2021	4,000	CAD	8.00	(252,349)	CAD	3,200,000	(184,354)	67,995
K92 Mining, Inc.	Put	12/21/2021	2,000	CAD	7.50	(73,852)	CAD	1,500,000	(60,116)	13,736
Kinross Gold Corp.	Put	09/21/2021	3,000	USD	7.00	(266,891)	USD	2,100,000	(198,000)	68,891
Kirkland Lake Gold Ltd.	Put	12/21/2021	2,000	CAD	40.00	(230,848)	CAD	8,000,000	(100,192)	130,656
MAG Silver Corp.	Put	11/21/2021	3,000	USD	17.50	(433,301)	USD	5,250,000	(367,500)	65,801
McEwen Mining, Inc.	Put	11/21/2021	3,000	USD	2.00	(216,112)	USD	600,000	(255,000)	(38,888)
MP Materials Corp.	Put	12/21/2021	2,000	USD	22.50	(401,526)	USD	4,500,000	(185,000)	216,526
New Gold, Inc.	Put	11/21/2021	5,000	USD	2.00	(191,825)	USD	1,000,000	(237,500)	(45,675)
Newmont Corp.	Put	12/21/2021	1,000	USD	50.00	(169,053)	USD	5,000,000	(77,000)	92,053
Novagold Resources, Inc.	Put	01/21/2022	1,000	USD	7.00	(38,964)	USD	700,000	(52,500)	(13,536)
Pan American Silver Corp.	Put	10/21/2021	3,000	USD	26.00	(536,790)	USD	7,800,000	(414,000)	122,790
Piedmont Lithium, Ltd.	Put	08/21/2021	1,000	USD	35.00	(282,891)	USD	3,500,000	(2,500)	280,391
Pretium Resources, Inc.	Put	01/21/2022	1,000	CAD	11.00	(82,866)	CAD	1,100,000	(92,177)	(9,311)
Royal Gold, Inc.	Put	09/21/2021	1,000	USD	100.00	(236,963)	USD	10,000,000	(32,500)	204,463
Sandstorm Gold Ltd.	Put	09/21/2021	4,000	USD	8.00	(216,856)	USD	3,200,000	(220,000)	(3,144)
Sibanye Stillwater, Ltd.	Put	10/21/2021	4,000	USD	15.00	(504,096)	USD	6,000,000	(300,000)	204,096
SilverCrest Metals, Inc.	Put	10/21/2021	2,000	CAD	10.00	(168,871)	CAD	2,000,000	(108,208)	60,663
SSR Mining, Inc.	Put	12/21/2021	1,000	USD	14.00	(107,044)	USD	1,400,000	(77,500)	29,544
Torex Gold Resources, Inc.	Put	01/21/2022	1,000	CAD	13.00	(85,144)	CAD	1,300,000	(84,162)	982
Turquoise Hill Resources, Ltd.	Put	12/21/2021	5,000	USD	13.00	(516,819)	USD	6,500,000	(337,500)	179,319
Victoria Gold Corp.	Put	10/21/2021	1,000	CAD	15.00	(64,647)	CAD	1,500,000	(24,046)	40,601
Wesdome Gold Mines Ltd.	Put	01/21/2022	1,000	CAD	11.00	(49,419)	CAD	1,100,000	(36,069)	13,350
Wheaton Precious Metals Corp.	Put	09/21/2021	1,000	USD	40.00	(102,964)	USD	4,000,000	(36,500)	66,464
Subtotal – Equity Put Options Written						(9,935,969)			(8,662,414)	1,273,555
Total Open Exchange-Traded Equity Options Written						$(22,403,930)			$(15,104,386)	$ 7,299,544

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
CAD	–Canadian Dollar
USD	–U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$21,659,449	$537,323,023	$—	$558,982,472
Burkina Faso	42,272,262	—	—	42,272,262
Canada	1,194,971,253	185,791	1,438,395	1,196,595,439
China	—	35,028,351	—	35,028,351
Mongolia	14,050,428	—	—	14,050,428
South Africa	140,225,317	—	—	140,225,317
Tanzania	103,961,255	—	—	103,961,255
Turkey	26,138,014	—	—	26,138,014
United States	210,409,154	—	—	210,409,154
Zambia	42,834	—	—	42,834
Money Market Funds	2,718,191	255,368	—	2,973,559
Total Investments in Securities	1,756,448,157	572,792,533	1,438,395	2,330,679,085
Other Investments - Liabilities*
Options Written	(15,104,386)	—	—	(15,104,386)
Total Investments	$1,741,343,771	$572,792,533	$1,438,395	$2,315,574,699

*	Options written are shown at value.
Invesco Gold & Special Minerals Fund